Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) ReportingUnit	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross patent costs	$ 70,746	$ 70,746
Goodwill	$ 19,188,278
Number of reporting units | ReportingUnit	1
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,515	$ 4,516
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	997,432
AxBio [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 19,188,278